Interest Bearing Liabilities and Financing Facilities - Summary of Detailed Information About Debt Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 5,138	$ 5,430	$ 6,214
Medium Term Notes [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 385	592	597
Medium Term Notes [member] | 11 December 2023
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	11 December 2023
Currency	CHF
Nominal interest rate	1.00%
Medium Term Notes [member] | 29 January 2027
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	29 January 2027
Currency	US
Nominal interest rate	3.07%
Medium Term Notes [member] | Carrying amount [member] | 11 December 2023
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 185
Medium Term Notes [member] | Carrying amount [member] | 29 January 2027
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	200
US Bonds [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 4,084	$ 4,081	$ 4,778
US Bonds [member] | 5 March 2025
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	5 March 2025
Nominal interest rate	3.65%
US Bonds [member] | 15 September 2026
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	15 September 2026
Nominal interest rate	3.70%
US Bonds [member] | 15 March 2028
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	15 March 2028
Nominal interest rate	3.70%
US Bonds [member] | 4 March 2029
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	4 March 2029
Nominal interest rate	4.50%
US Bonds [member] | Carrying amount [member] | 5 March 2025
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 1,000
US Bonds [member] | Carrying amount [member] | 15 September 2026
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	800
US Bonds [member] | Carrying amount [member] | 15 March 2028
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	800
US Bonds [member] | Carrying amount [member] | 4 March 2029
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 1,500